RESTRUCTURING AND ACQUISITION-RELATED COSTS	12 Months Ended
Dec. 28, 2025
Analysis of income and expense [abstract]
RESTRUCTURING AND ACQUISITION-RELATED COSTS	RESTRUCTURING AND ACQUISITION-RELATED COSTS (RECOVERIES):
Restructuring and acquisition-related costs are presented in the following table, and are comprised of costs directly related to significant exit activities, including the closure of business locations or the relocation of business activities, significant changes in management structure, as well as transaction, exit, and integration costs incurred pursuant to business acquisitions.

	2025	2024

Employee termination and benefit costs	$50,794	$—
Exit, relocation and other costs	8,007	5,619
Net loss (gain) on disposal, write-downs and accelerated depreciation of property, plant and equipment, right-of-use assets and computer software related to exit activities	2,257	(10,948)
Acquisition-related transaction and integration costs	59,520	—
	$120,578	$(5,329)

Restructuring and acquisition-related costs in fiscal 2025 include $59.5 million of transaction and integration costs incurred in connection with the Hanes acquisition, $27.5 million for severance and other related charges related to the Hanes acquisition, $19.8 million for post consideration settlement for vested shares related to the Hanes acquisition (refer to note 17 for additional information), $6.7 million of costs relating to the exit of third-party sewing contractor relationships in the south of Haiti, $4.3 million for the closure of a U.S. yarn-spinning facility, and other charges including costs relating to restructuring activities initiated in previous years. The $59.5 million in transaction and integration costs incurred in connection with the Hanes acquisition are composed of the following: $35.1 million in investment banking fees, $17.6 million in legal and regulatory fees, $4.2 million for integration related charges, as well as $2.6 million in due diligence fees.

Restructuring and acquisition-related recoveries in fiscal 2024 related to the following: $2.6 million in net gains from the sale of two previously closed yarn spinning facilities located in the United States, as well as the disposal of certain equipment, $4.9 million in gains on disposals relating to the sublease of a closed distribution facility in the western United States, and $2.2 million net losses mainly related to the completion of previously initiated restructuring activities.

The Company announced its intent to proceed with its plan to close two Hanes manufacturing facilities. The Company is evaluating alternatives relating to the continuing use or disposal of the related property, plant and equipment.